ALLOWANCE FOR CREDIT LOSSES ALLOWANCE FOR CREDIT LOSSES - Additional information (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Jan. 01, 2020	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Interest Receivable			$ 29,457	$ 37,700
Reserves for unfunded commitments			13,400	12,500
Off-Balance Sheet, Credit Loss, Liability, Change in Method, Credit Loss Expense (Reversal)	$ 12,155		12,200
Provision for Other Credit Losses		$ 900	$ 903	$ (237)	$ (165)